Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Impact of Acquisitions by Comprehensive Income

As of December 31, 2018, the results of operations from SPIL since the acquisition date were included in the consolidated statements of comprehensive income and were as follows:

	NT$	US$ (Note 4)

Operating revenue	$61,247,727	$2,000,906
Profit	$7,627,382	$249,179

TLJ Intertech Inc. [member]
Statement [LineItems]
Summary of Subsidiary Acquired
a.	Subsidiary acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired	Cash Consideration
				NT$

TLJ	Engaged in information software services	May 3, 2016	60%	$89,998

Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition
b.	Assets acquired and liabilities assumed at the date of acquisition

NT$

Current assets	$16,645
Non-current assets	108,486
Current liabilities	(7,599)

Fair value of identifiable net assets acquired	$117,532

Summary of Goodwill Recognized on Acquisition
c.	Goodwill recognized on acquisition

NT$

Consideration transferred (paid in cash)	$89,998
Add: Non-controlling interests	42,857
Less: Fair value of identifiable net assets acquired	(117,532)

Goodwill recognized on acquisition	$15,323

Summary of Net Cash Outflow on Acquisition of Subsidiaries
d.	Net cash outflow on acquisition of subsidiaries

NT$

Consideration paid in cash	$89,998
Less: Cash acquired	(16,561)

$73,437

Siliconware Precision Industries Co., Ltd. [member]
Statement [LineItems]
Summary of Subsidiary Acquired
a.	Subsidiaries acquired

Subsidiary	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

SPIL	Engaged in the assembly, testing and turnkey services of integrated circuits.	April 30, 2018	100%	$168,440,585	$5,502,796

Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition
b.	Assets acquired and liabilities assumed at the date of acquisition

	NT$	US$ (Note 4)

Assets
Cash and cash equivalents	$20,088,970	$656,288
Trade and other receivables	15,840,649	517,499
Inventories	5,693,644	186,006

	NT$	US$ (Note 4)

Property, plant and equipment	$81,985,622	$2,678,393
Intangible assets	31,354,386	1,024,318
Others	24,945,922	814,960
Liabilities
Trade and other payables	(19,755,598)	(645,396)
Borrowings and bonds payables	(24,157,174)	(789,192)
Others	(3,963,201)	(129,474)

Fair value of identifiable net assets acquired	$132,033,220	$4,313,402

Summary of Goodwill Recognized on Acquisition
c.	Goodwill recognized on acquisitions

	NT$	US$ (Note 4)

Total consideration	$168,440,585	$5,502,796
Add: Non-controlling interests	3,582,866	117,049
Less: Fair value of identifiable net assets acquired	(132,033,220)	(4,313,402)

Goodwill recognized on acquisition	$39,990,231	$1,306,443

Summary of Net Cash Outflow on Acquisition of Subsidiaries
d.	Net cash outflow on acquisition of subsidiaries

	NT$	US$ (Note 4)

Total consideration	$168,440,585	$5,502,796
Less: Payable for consideration representing the ordinary shares originally held by ASE	(53,109,760)	(1,735,046)
Less: Cash and cash equivalent acquired	(20,088,970)	(656,288)

	$95,241,855	$3,111,462